Tax Status of the Plan (Additional Information) (Details) - EBP 013	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
Tax determination letter	true
Tax determination letter, date	May 24, 2017
EBP, Tax Qualification Status [Extensible Enumeration]	us-gaap:QualifiedPlanMember